8. BORROWINGS (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Borrowings [abstract]
Opening balance	$ 1,793	$ 4,502
New borrowing	2,162	3,803
Repayments	(1,902)	(2,419)
Issue costs		21
Payments for debt issue costs		(21)
Accretion of issue costs	9	25
Interest capitalized		209
Debts settled in exchange of Royalty		(4,306)
Borrowings	2,062	1,793
Current portion	200	1,793
Non-current portion	$ 1,862